Consolidated Statements of Income and Comprehensive Income (Parentheticals) - $ / shares	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Earnings per share diluted	$ (0.40)	$ 0.60	$ 0.47
Weighted average number of shares outstanding diluted	21,750,000	18,980,822	16,000,000